Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as shown in the following table.

		December 31, 2023
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862

		June 30, 2024
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862
	US$	US$	US$	US$
Investment at fair value - Foreign exchange investment	44,038	-	-	44,038

Schedule of Estimated Useful Lives of Related Assets

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are as follows:
Internally developed software	3 years
Software	3 years

Schedule of Disaggregation Information of Revenues

The following table presents disaggregated information of revenues by business lines for the six months ended June 30, 2023 and 2024, respectively:

	For the six months ended June 30,
	2023	2024	2024
	HK$	HK$	US$
Initial set up, installation and customization services	3,658,174	1,106,009	141,645
Subscriptions	5,038,199	5,407,403	692,520
Hosting, support and maintenance services	1,980,230	2,331,269	298,563
Liquidity services	1,234,655	983,104	125,905
White label services	960,484	1,494,188	191,359
Quotes/news/package subscription services	1,281,951	1,148,996	147,151
Total revenue	14,153,693	12,470,969	1,597,143

Revenue disaggregated by timing of revenue recognition for six months ended June 30, 2023 and 2024 is disclosed in the table below:

	For the six months ended June 30,
	2023	2024	2024
	HK$	HK$	US$
Point in time	1,234,655	2,089,113	267,550
Over time	12,919,038	10,381,856	1,329,593
Total revenue	14,153,693	12,470,969	1,597,143